FAIR VALUE MEASUREMENTS	12 Months Ended
Jan. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

4. FAIR VALUE MEASUREMENTS

The Company recognizes and discloses the fair value of its assets and liabilities using a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Each level of input has different levels of subjectivity and difficulty involved in determining fair value.

•	Level 1—Inputs used to measure fair value are unadjusted quoted prices that are available in active markets for the identical assets or liabilities as of the reporting date.
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Level 2— Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

•	Level 3— Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

As of January 31, 2020, the Company recorded a $0.4 million common stock liability, which is classified as Level 1 within the fair value hierarchy.

The fair value of the warrant liability was classified as a Level 3 liability, as the Company uses unobservable inputs to value it. The table below presents the activity within Level 3 of the fair value hierarchy (in thousands):

Warrant Liability
Balance as of February 1, 2018	$39
Change in fair value of warrants	(28)
Balance as of January 31, 2019	11
Change in fair value of warrants	(11)
Balance as of January 31, 2020	$—

The warrant liability is included in accrued expenses and other current liabilities on the consolidated balance sheets.